Fair Value of Financial Instruments - Summary of Changes in Fair Value of Level1 and Level 3 Financial Instruments (Parenthetical) (Detail) (Common stock warrant liability [Member], Series B Warrant liability [Member])
3 Months Ended
Mar. 31, 2015
Cash Exercise [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
De-recognition of Warrant liability upon exercise, shares issued	589,510
Other Cash Exercise [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
De-recognition of Warrant liability upon exercise, shares issued	29,097
Cash Less Exercise [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
De-recognition of Warrant liability upon exercise, shares issued	21,186